Intangible Assets, net and Intangible Liabilities, net	12 Months Ended
Dec. 31, 2019
Intangible Assets, net and Intangible Liabilities, net [Abstract]
Intangible Assets, net and Intangible Liabilities, net	Intangible Assets, net and Intangible Liabilities, net
Intangible assets, net and intangible liabilities, net consisted of the following (in thousands):

	Intangible Assets, net		Intangible Liabilities, net
	December 31,		December 31,
	2019	2018	2019	2018
Cost	$797	$10,276	$2,723	$16,846
Accumulated amortization	—	(452)	(386)	(1,363)
	$797	$9,824	$2,337	$15,483

Prior to January 1, 2019, the intangible assets and intangible liabilities included the above-market rate leases (liability) and below-market rate leases (asset) that were determined based on the comparison of rent due under the ground lease contracts assumed in the acquisitions to market rates for the remaining duration of the lease contracts and are amortized over their respective ground lease terms with expiration dates ranging from 2024 to 2114. For the years ended December 31, 2019, 2018 and 2017 we recorded $81,000, $82,000, and $82,000 of other revenue related to leases where we are the lessor. For the years ended December 31, 2018 and 2017, net amortization related to intangibles resulted in a reduction in lease expense of $155,000 and $156,000, respectively, related to leases where we are the lessee.
Following the adoption of ASU 2016-02 on January 1, 2019, we derecognized the intangible assets and intangible liabilities associated with above/below market-rate leases where we are the lessee in the amount of $9.0 million and $13.0 million, respectively. The carrying amount of the ROU assets was then adjusted by the corresponding amount. See note 6.
As of December 31, 2019, intangible assets represents the acquisition of the permanent exclusive docking easement for riverfront land located in front of the Hyatt Savannah hotel in Savannah, Georgia. This intangible asset is not subject to amortization and has a carrying value of $797,000 as of December 31, 2019.
As of December 31, 2019, intangible liabilities, net represents below market rate leases where the Company is the lessor.
Estimated future amortization for intangible liabilities for each of the next five years and thereafter is as follows (in thousands):

2020	$80
2021	80
2022	80
2023	80
2024	36
Thereafter	1,981
Total	$2,337